o BT INVESTMENT FUNDS o



                           INTERMEDIATE TAX FREE FUND



                               SEMI-ANNUAL REPORT
                               ------------------
                                  MARCH o 1998

Intermediate Tax Free Fund

Table of Contents

              Letter to Shareholders                               3

              Intermediate Tax Free Fund
                 Statement of Assets and Liabilities               5
                 Statement of Operations                           5
                 Statements of Changes in Net Assets               6
                 Financial Highlights                              6
                 Notes to Financial Statements                     7

              Intermediate Tax Free Portfolio
                 Statement of Net Assets                           8
                 Statement of Operations                           9
                 Statements of Changes in Net Assets              10
                 Financial Highlights                             10
                 Notes to Financial Statements                    11


                           -------------------------
The Fund is not insured by the FDIC and is not a deposit obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                           -------------------------

Intermediate Tax Free Fund

Letter to Shareholders

We are pleased to present you with this semi-annual report for the Intermediate Tax Free Fund, providing a review of the market, the portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the portfolio's holdings.

The Investment Intermediate Tax Free Fund (the "Fund") returned 3.03%* for the six months ending March 31, 1998, as compared to 3.36% for the Lehman 7 Year Government Obligations Index** and 3.00% for the Lipper Intermediate Municipal Debt Average***. Since its inception on July 20, 1992, the Fund has delivered a total return of 36.58% cumulatively, or 5.63% annualized as of March 31, 1998. The Fund returned 8.58% for the year ended March 31, 1998. For the 5-year period ended March 31, 1998, the Fund's annualized return was 5.51%.

MARKET ACTIVITY

During the Fund's semi-annual period, interest rates continued the declining trend begun in the previous six months. Interest rates declined for several reasons. First, the Asian currency crisis of the fourth calendar quarter helped strengthen both the dollar and dollar-denominated securities. It also created a flight to quality that benefited both U.S. Treasuries and municipal bonds. The Far East turmoil further raised the question among investors as to whether U.S. economic growth would slow. Evidence of a slower economic growth environment and a continued absence of inflation were actually major factors in the Federal Reserve Board's decision not to officially change monetary policy. Finally, the positive Federal budget outlook contributed to declining interest rates, as the U.S. now has the smallest deficit in thirty years, with signs of a surplus coming onto the books later in 1998.

-----------------------------------------
              Objective
Seeks high current income exempt from
federal taxes with moderate risk to capi-
tal+.
-----------------------------------------

Intermediate tax free bond yields fell by about .20% over the six months, and intermediate government bonds fell by about .40%. Interestingly, virtually the entire yield descent occurred in the last calendar quarter of 1997. As it became clear that the Asian problems would have limited effect on the U.S. and investors grew more confident with the co-existence of low inflation, reasonably good GDP growth, low unemployment, and low interest rates, bond yields moved within a fairly narrow range in the first calendar quarter of 1998. Staying true to their historical pattern of being less volatile, intermediate municipal yields fell less than intermediate Treasuries. The heavy supply of municipal securities during this semi-annual period also impacted their less dramatic yield decline.

------------------------------------------
         Investment Instruments
Diversified range of high grade intermedi-
ate term securities issued by states and
their political subdivisions, authorities,
agencies and instrumentalities, providing
income exempt from federal income taxes.
The weighted average maturity of securi-
ties will range from three to eight years.
------------------------------------------

In fact, municipal securities supply set a new record high in the calendar year 1997--up approximately 40% over the previous year, a trend that continued into the first quarter of 1998. Low interest rates sparked a rush to refinance outstanding loans, as municipalities sought to take advantage of the opportunity to lower their payments. Municipalities, benefiting from a healthy economy and bulging tax revenue coffers, also created new issue volume, seeing the opportunity to finance new projects at lower costs. Based on these comparatively strong financial positions, upgrades continued to outnumber downgrades. Particularly notable was Moody's upgrade of New York City, as New York remains the single largest issuer of municipal securities. Demand, on the whole, was lackluster.

INVESTMENT REVIEW

The Fund slightly outperformed its category average. The underperformance to its benchmark can be attributed to our more conservative credit posture. Specifically, the Fund did not own any New York City issues--the single largest component of the Index, and thus it did not participate in the outperformance of these issues upon their upgrade. Still, it is important to reiterate that the Fund's prospectus mandates higher credit quality standards than held by the benchmark, and we continue to believe that this is the more prudent strategy over the long term.

Since interest rates remained low and yields moved only within a narrow range, we maintained a relatively neutral duration positioning during the Fund's semi-annual period. On March 31, the Fund's duration stood at 6.05 years.

We continued to concentrate the Fund's purchases in high tax states. Specifically, the Fund's exposure to New York-issued securities equaled approximately 28% of total net assets as of March 31, 1998. We added to the Fund's holdings in California, which accounted for approximately 9% of the Fund's total assets at the end of the period, and we also added Massachusetts and Vermont bonds to the Fund. We bought and sold some Florida bonds, based simply on the technicals of supply and demand.

Maintaining our focus on high quality issues, more than three-fourths of the Fund's holdings are, as of March 31, rated AAA. To this same end, we continued to sell bonds whose calls may get in the way of performance, especially should interest rates continue to decline, and to purchase noncallable bonds, thereby improving the overall call structure of the portfolio. The Fund ended the semi-annual period with 12% of its assets in cash, approximately equal to the allocation held at the end of September 1997.

MANAGER OUTLOOK

For the near term, we anticipate maintaining the Fund's neutral to the Index duration, as we believe that interest rates will likely remain low and yields within a narrow band. We anticipate that the Federal Reserve Board will keep monetary policy unchanged, that economic growth will slow beginning in the second calendar quarter of 1998, and that inflation will remain low.

------------------
* Performance quoted represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**  Indexes are unmanaged, and investments cannot be made in an index.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc., as falling into the respective categories indicated. These figures do not reflect sales charges.

+ Income may be subject to the federal alternative minimum tax and state and local taxes.

Intermediate Tax Free Fund

Letter to Shareholders


                    Diversification of Portfolio Investments

                         By Sector as of March 31, 1998
                    (percentages are based on market value)

                            [PIE CHART APPEARS HERE]

                                                  Turnpike/Highway
                                                        Revenue 4%
Sewer Revenue Bonds 5%
                                                  Power Revenue 4%

Transportation 15%                               Dorm Authority 3%

University                                                 General
Revenue 6%                                          Obligations 19%

Water 3%

Property &
Development 7%                                Airport Authority 1%

Hospital Revenue 3%                               Miscellaneous 5%
                                               Electric Revenue 1%

                                         Environmental Control 11%
Building Revenue 3%
Refunding Bonds 8%                          Public Improvements 2%

Later in the year, however, we believe tight labor markets could push wage rates higher, putting pressure on profit margins and forcing prices higher. Contrary to popular opinion, we believe that the well-publicized "new economic paradigm" of steady growth/low inflation may not prove to be a long-term phenomenon after all. As inflation picks up, interest rates may rise. Should interest rates start to move back up again in the second half of 1998, we would likely shorten the Fund's duration and take a more defensive position in response.

We will, of course, continue monitoring economic conditions and how they affect the financial markets, as we seek to produce a yield greater than a tax free money market fund with lower risk to principal than a longer term or lower credit quality tax free bond fund.

We value your ongoing support of the Intermediate Tax Free Fund and look forward to continuing to serve your investment needs in the years ahead.

                                /s/ Gary Pollack
                                ________________
                                  Gary Pollack
                            Portfolio Manager of the
                        Intermediate Tax Free Portfolio
                                 March 31, 1998

Performance Comparison

Comparison of Change in
Value of a $10,000 Investment
in the Intermediate Tax
Free Fund and the Lehman 7-Year
G.O. Bond Index since July
31, 1992.


-------------------------------------
     Total Return for the Period
        Ended March 31, 1998

  Six Months   Since 7/20/92*
     3.03%          5.63%**

*  The Fund's inception date.
** Annualized.

Investment return and principal value
may fluctuate so that shares, when
redeemed, may be worth more or less
than their original cost.
-------------------------------------


                 [GRAPH APPEARS HERE -- SEE PLOT POINTS BELOW]


               Intermediate Tax            Lehman 7-Year
              Free Fund - $13,658   G.O. Bond Index - $14,176

Jul-92              10,000                     10,000
Sep-92               9,937                      9,972
Dec-92              10,088                     10,140
Mar-93              10,377                     10,463
Jun-93              10,656                     10,761
Sep-93              10,960                     11,076
Dec-93              11,089                     11,227
Mar-94              10,667                     10,741
Jun-94              10,726                     10,889
Sep-94              10,787                     10,973
Dec-94              10,667                     10,864
Mar-95              11,255                     11,452
Jun-95              11,533                     11,760
Sep-95              11,779                     12,147
Dec-95              12,130                     12,446
Mar-96              12,018                     12,419
Jun-96              12,084                     12,456
Sep-96              12,261                     12,691
Dec-96              12,535                     13,017
Mar-97              12,499                     12,997
Jun-97              12,855                     13,359
Sep-97              13,172                     13,715
Dec-97              13,555                     14,016
Mar-98              13,658                     14,176


           Past performance is not indicative of future performance.

Intermediate Tax Free Fund

Statement of Assets and Liabilities  March 31, 1998 (unaudited)


Assets
   Investment in Intermediate Tax Free Portfolio, at Value                                                     $24,160,930
   Prepaid Expenses and Other                                                                                       13,987
                                                                                                               -----------
Total Assets                                                                                                    24,174,917
                                                                                                               -----------
Liabilities
   Due to Bankers Trust                                                                                              4,298
   Payable for Shares of Beneficial Interest Redeemed                                                               22,000
   Dividends Payable                                                                                                30,358
   Accrued Expenses and Other                                                                                       12,651
                                                                                                               -----------
Total Liabilities                                                                                                   69,307
                                                                                                               -----------
Net Assets                                                                                                     $24,105,610
                                                                                                               ===========
Composition of Net Assets
   Paid-in Capital                                                                                             $23,262,933
   Undistributed Net Investment Income                                                                                 (71)
   Undistributed Net Realized Gain from Investment Transactions                                                    134,652
   Net Unrealized Appreciation on Investments                                                                      708,096
                                                                                                               -----------
Net Assets                                                                                                     $24,105,610
                                                                                                               ===========
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)            $     10.76
                                                                                                               ===========
Shares Outstanding ($0.001 par value per share, unlimited number of shares of beneficial interest authorized)    2,239,510
                                                                                                               ===========


Statement of Operations  For the six months ended March 31, 1998 (unaudited)


Investment Income
   Income Allocated from Intermediate Tax Free Portfolio, net                                                  $   434,313
                                                                                                               -----------
Expenses
   Administration and Services Fees                                                                                 40,089
   Printing and Shareholder Reports                                                                                  6,743
   Registration Fees                                                                                                 3,610
   Professional Fees                                                                                                 4,157
   Trustees Fees                                                                                                     1,367
   Miscellaneous                                                                                                     1,790
                                                                                                               -----------
   Total Expenses                                                                                                   57,756
   Less Expenses Absorbed by Bankers Trust                                                                         (17,667)
                                                                                                               -----------
      Net Expenses                                                                                                  40,089
                                                                                                               -----------
Net Investment Income                                                                                              394,224
                                                                                                               -----------
Realized and Unrealized Gain on Investment
   Net Realized Gain from Investment Transactions                                                                  109,880
   Net Change in Unrealized Appreciation/Depreciation on Investment                                                 89,777
                                                                                                               -----------
Net Realized and Unrealized Gain on Investment                                                                     199,657
                                                                                                               -----------
Net Increase in Net Assets from Operations                                                                     $   593,881
                                                                                                               ===========

                  See Notes to Financial Statements on Page 7

Intermediate Tax Free Fund

Statements of Changes in Net Assets

                                                                                          For the              For the
                                                                                     six months ended        year ended
                                                                                      March 31, 1998+    September 30, 1997
                                                                                     ----------------    ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                               $   394,224          $    906,480
   Net Realized Gain from Investment Transactions                                          109,880               692,946
   Net Change in Unrealized Appreciation/Depreciation on Investment                         89,777               (90,804)
                                                                                       -----------          ------------
Net Increase in Net Assets from Operations                                                 593,881             1,508,622
                                                                                       -----------          ------------
Distributions to Shareholders
   Net Investment Income                                                                  (394,295)             (906,480)
                                                                                       -----------          ------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares                                                         8,180,695             7,441,482
   Dividend Reinvestments                                                                  226,841               633,740
   Cost of Shares Redeemed                                                              (3,233,913)          (11,952,520)
                                                                                       -----------          ------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial Interest       5,173,623            (3,877,298)
                                                                                       -----------          ------------
Total Increase (Decrease) in Net Assets                                                  5,373,209            (3,275,156)
                                                                                       -----------          ------------
Net Assets
Beginning of Period                                                                     18,732,401            22,007,557
                                                                                       -----------          ------------
End of Period                                                                          $24,105,610          $ 18,732,401
                                                                                       ===========          ============



Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Intermediate Tax Free Fund.

                                                             For the            For the         For the period
                                                         six months ended      year ended     January 1, 1996 to
                                                         March 31, 1998+   September 30, 1997 September 30, 1996
                                                         ----------------  ------------------ ------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                           $10.65            $10.34              $10.56
Income fromInvestment Operations
   Net Investment Income                                         0.21              0.44                0.33
   Net Realized and Unrealized Gain (Loss) on Investments        0.11              0.31               (0.22)
Total Income (Loss) from Investment Operations                   0.32              0.75                1.11
Distributions to Shareholders
   Net Investment Income                                        (0.21)            (0.44)              (0.33)
   Net Realized Gain from Investment Transactions                  --                --                  --
   Total Distributions                                          (0.21)            (0.44)              (0.33)
Net Asset Value, End of Period                                 $10.76            $10.65              $10.34
Total Investment Return                                          3.03%             7.43%               4.09%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)                    $24,106           $18,732             $22,008
   Ratios to Average Net Assets:
      Net Investment Income                                      3.93%**           4.23%               4.25%**
      Expenses, Including Expenses of the
        Intermediate Tax Free Portfolio                          0.85%**           0.85%               0.85%**
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust                                            0.30%**           0.30%               0.38%**

                                                                For the years ended
                                                                    December 31,
                                                               ----------------------
                                                               1995     1994     1993
                                                               ----     ----     ----
Per Share Operating Performance:
Net Asset Value, Beginning of Period                          $ 9.72  $10.54   $ 9.99
Income fromInvestment Operations
   Net Investment Income                                        0.47    0.42     0.41
   Net Realized and Unrealized Gain (Loss) on Investments       0.84   (0.82)    0.57
Total Income (Loss) from Investment Operations                  1.31   (0.40)    0.98
Distributions to Shareholders
   Net Investment Income                                       (0.47)  (0.42)   (0.41)
   Net Realized Gain from Investment Transactions                 --      --    (0.02)
   Total Distributions                                         (0.47)  (0.42)   (0.43)
Net Asset Value, End of Period                                $10.56  $ 9.72   $10.54
Total Investment Return                                        13.71%  (3.81)%   9.94%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)                   $22,213 $25,303  $31,709
   Ratios to Average Net Assets:
      Net Investment Income                                     4.58%   4.20%    3.88%
      Expenses, Including Expenses of the
        Intermediate Tax Free Portfolio                         0.85%   0.85%    0.85%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust                                           0.28%   0.36%    0.35%

----------------
* The Board of Trustees approved the change of the fiscal year end from December 31 to September 30.
** Annualized
+  Unaudited

                  See Notes to Financial Statements on Page 7

Intermediate Tax Free Fund

Notes to Financial Statements  (unaudited)

Note 1--Organization and Significant Accounting Policies

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Intermediate Tax Free Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 20, 1992. The Fund invests substantially all of its assets in the Intermediate Tax Free Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1998, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report.

B. Investment Income

The Fund's income, net of expenses is earned, daily on its investment in the Portfolio and is recorded on the accrual basis. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Dividends

It is the Fund's policy to declare dividends daily and distribute monthly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .40% of the Fund's average daily net assets. The Fund had accrued fees of $4,298 relating to the Administration and Services Agreement, net of reimbursable expenses of $3,183 as of March 31, 1998.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement, at an annual rate not exceeding .20% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended March 31, 1998, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .40% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .85% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended March 31, 1998, expenses of the Fund have been reduced by $17,667.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers the Fund.

The Trust is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively (the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A quarterly commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and is apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended March 31, 1998.

Note 3--Shares of Beneficial Interest

At March 31, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                 For the                    For the
                            six months ended               year ended
                       March 31, 1998 (unaudited)     September 30, 1997
                       --------------------------   ----------------------
                           Shares      Amount       Shares          Amount
                           ------      ------       ------          ------

Sold                      759,395   $ 8,180,695      714,509    $  7,441,482
Reinvested                 21,102       226,841       54,979         633,740
Redeemed                 (300,154)   (3,233,913)  (1,138,076)    (11,952,520)
                         --------   -----------   ----------    ------------
Net Increase (Decrease)   480,343   $ 5,173,623     (368,588)   $ (3,877,298)
                         ========   ===========   ==========    ============

Intermediate Tax Free Portfolio

Statement of Net Assets  March 31, 1998 (unaudited)





 Principal
  Amount                Description                                   Value
 ---------              -----------                                   -----

             LONG-TERM MUNICIPAL BONDS - 80.63%
             Arizona - 1.95%
$  440,000   Arizona State Transportation Board Excise
             Tax, 5.60%, 7/01/03                                   $   470,004
                                                                   -----------

             California - 8.93%
   500,000   California State, 5.75%, 11/01/11                         554,110
 1,000,000   Orange County California Transportation
              Authority Sales Tax Revenue, Series A,
              (MBIA Insured), 5.50%, 2/15/99                         1,080,270
   500,000   San Diego County California Regulatory
              Transportation Commission Sales Tax
              Revenue-Ser. A, 5.00%, 4/02/08                           523,235
                                                                   -----------
                                                                     2,157,615
                                                                   -----------

             Connecticut - 4.61%
   500,000   Connecticut State, Series A,
              6.25%, 5/15/06                                           563,660
   500,000   Connecticut State Special Tax Obligations,
              5.90%, 9/01/05                                           548,990
                                                                   -----------
                                                                     1,112,650
                                                                   -----------

             Delaware - 2.32%
   520,000   Delaware Transportation Authority, 6.10%,
              7/01/02                                                  559,515
                                                                   -----------

             Florida - 0.22%
    50,000   Dade County, Florida Aviation Authority,
              5.40%, 10/01/07                                           53,768
                                                                   -----------

             Indiana - 3.56%
   300,000   Indiana University Revenue, 6.60%, 8/01/01                322,803
   500,000   Purdue University of Indiana University
              Revenue, Series N, 5.50%, 7/01/12                        535,785
                                                                   -----------
                                                                       858,588
                                                                   -----------

             Maine - 4.19%
   445,000   Maine Municipal Bond, Series A, 5.50%,
              11/01/10                                                 480,489
   500,000   Maine Municipal Bond, Series B, (MBIA
              Insured), 5.375%, 11/01/05                               531,790
                                                                   -----------
                                                                     1,012,279
                                                                   -----------

             Massachusetts - 5.49%
   775,000   Massachusetts State Consumer Loan,
              Series A, 5.00%, 6/01/14                                 787,005
   500,000   Massachusetts State Consumer Loan,
              Series A, 5.50%, 11/01/08                                540,180
                                                                   -----------
                                                                     1,327,185
                                                                   -----------

             Michigan - 3.11%
   500,000   Michigan State Building Authority, (AMBAC
              Insured), 6.00%, 10/01/02                                538,255
   200,000   Michigan State Housing Development
              Authority, 6.30%, 12/01/03                               212,424
                                                                   -----------
                                                                       750,679
                                                                   -----------

             Nebraska - 1.33%
   300,000   Nebraska Public Power District Revenue,
              5.70%, 1/01/05                                           320,208
                                                                   -----------

             Nevada - 2.21%
   500,000   Clark County, Nevada Highway Improvement
              Revenue, (AMBAC Insured), 5.70%, 7/01/03                 534,245
                                                                   -----------



 Principal
  Amount                Description                                   Value
 ---------              -----------                                   -----

             New Jersey - 0.99%
$  225,000   New Jersey State Turnpike Authority, 6.00%,
              1/01/05                                              $   240,115
                                                                   -----------

             New York - 21.53%
   700,000   New York City, New York, G.O., Series E,
              6.00%, 8/01/07                                           777,567
   500,000   New York State Dormitory Authority Revenue
              Cons City University System, (FGIC
              Insured), 5.75%, 7/01/13                                 549,770
   500,000   New York State Dormitory Authority Revenue
              New York University, (MBIA Insured),
              Series A, 6.00%, 7/01/06                                 554,080
   300,000   New York State Dormitory Authority Revenue
              State University Educational Facility,
              5.00%, 5/15/10                                           300,873
   400,000   New York State Dormitory Authority Revenue
              State University Educational Facility,
              (AMBAC Insured), Series B, 5.25%,
              5/15/10                                                  421,836
   500,000   New York State Environmental Facilities
              Corp. State Clean Water & Drinking,
              5.00%, 6/15/12                                           503,145
   500,000   New York State Environment Facilities Corp.,
              5.75%, 6/15/10                                           549,035
   500,000   New York State Environmental Facilities Corp.,
              Pollution Control Revenue State Water
              Revolving Fund, Series C, 5.05%,
              12/15/10                                                 514,370
   500,000   New York State Local Government Assistance
              Corp., Series E, 5.25%, 4/01/16                          514,725
   500,000   Oyster Bay New York, 5.00%, 2/01/09                       517,530
                                                                   -----------
                                                                     5,202,931
                                                                   -----------

             North Carolina - 2.84%
   650,000   North Carolina State, 5.10%, 6/01/07                      686,374
                                                                   -----------

             Ohio - 4.42%
 1,000,000   Cleveland, Ohio, (AMBAC Insured),
              5.375%, 9/02/09                                        1,067,740
                                                                   -----------

             Tennessee - 1.85%
    10,000   Shelby County, Tennessee Public
              Improvement, Series B, 5.25%, 11/01/06                    10,602
   405,000   Shelby County, Tennessee Public
              Improvement, Series B, 5.50%, 8/01/07                    437,165
                                                                   -----------
                                                                       447,767
                                                                   -----------

             Texas - 5.82%
   300,000   Texas Water Resources Finance Authority
              Revenue, 7.30%, 8/15/04                                  311,139
   500,000   University of Texas, Series A, 6.50%, 8/15/01             538,385
   500,000   Texas State, Series A, 6.00% 10/01/06                     556,225
                                                                   -----------
                                                                     1,405,749
                                                                   -----------

             Vermont - 2.62%
   615,000   Vermont State, Series B, 5.00%, 1/15/10                   633,757
                                                                   -----------

             Virginia - 1.78%
   400,000   Arlington County Virginia, 5.50%, 8/01/05                 430,936
                                                                   -----------

             Wisconsin - 0.86%
   200,000   Wisconsin State Transportation, 6.00%,
              7/01/00                                                  208,872
                                                                   -----------

Total Long-Term Municipal Bonds (Cost $18,772,463)                 $19,480,977
                                                                   -----------


                  See Notes to Financial Statements on Page 12

Intermediate Tax Free Portfolio

Statement of Net Assets March 31, 1998 (unaudited)


 Principal
  Amount                Description                                   Value
 ---------              -----------                                   -----

             FLOATING RATE DEMAND NOTES - 22.56%
             Arizona - 4.14%
$  100,000   Pinal County Arizona Industrial Development
              Authority Pollution Control Revenues,
              3.70%, 12/01/09                                      $   100,000

   900,000   Pinal County Arizona Industrial Development
              Authority Pollution Control Revenues,
              3.70%, 12/01/09                                          900,000
                                                                   -----------
                                                                     1,000,000
                                                                   -----------

             Florida - 3.31%
   800,000   Pinellas County Florida Health Facility
              Authority Revenue, 3.70%, 12/01/15                       800,000
                                                                   -----------

             Mississippi - 4.55%
 1,100,000   Perry County Mississippi Pollution Control
              Revenue, 3.85%, 3/01/02                                1,100,000
                                                                   -----------

             Montana - 1.66%
   400,000   Forsyth Montana Pollution Control Revenue,
              4.00%, 1/01/18                                           400,000
                                                                   -----------


 Principal
  Amount                Description                                   Value
 ---------              -----------                                   -----

             New York - 6.00%
$  150,000   New York, New York, G.O., 3.65%, 8/01/21              $   150,000
   100,000   New York, New York, G.O., 3.80%, 8/01/16                  100,000
   100,000   New York, New York, G.O., 3.80%, 8/15/17                  100,000
   900,000   New York, New York, G.O., 3.80%, 10/01/21                 900,000
   200,000   New York, New York, G.O., 3.85%, 8/01/15                  200,000
                                                                   -----------
                                                                     1,450,000
                                                                   -----------

             Pennsylvania - 2.48%
   600,000   Delaware County Pennsylvania Industrial
              Development Authority Pollution Control
              Revenue, 3.60%, 8/01/16                                  600,000
                                                                   -----------

             Tennessee - 0.42%
   100,000   Metropolitan Nashville Airport Authority
              Special Facility Revenue, Series B, 3.75%,
              10/01/12                                                 100,000
                                                                   -----------

Total Floating Rate Demand Notes (Cost $5,450,000)                   5,450,000
                                                                   -----------

Total Investments (Cost $24,222,463)             103.19%           $24,930,977
Liabilities in Excess of Other Assets             (3.19)%             (769,899)
                                                 -------           -----------
Net Assets                                       100.00%           $24,161,078
                                                 =======           ===========


The following abbreviations are used in portfolio descriptions:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
GO -- General Obligation
MBIA -- Municipal Bond Insurance Corporation

-------------------------------------------------------------------------------

Statement of Operations For the six months ended March 31, 1998
(unaudited)

Investment Income
   Interest                                                              $       479,531
                                                                         ---------------
Expenses
   Advisory Fees                                                                  40,190
   Administration and Services Fees                                                5,024
   Professional Fees and Other                                                    11,111
   Trustees Fees                                                                   1,045
                                                                         ---------------
   Total Expenses                                                                 57,370
   Less Expenses Absorbed by Bankers Trust                                      (12,155)
                                                                         ---------------
      Net Expenses                                                                45,215
                                                                         ---------------
Net Investment Income                                                            434,316
                                                                         ---------------
Realized and Unrealized Gain on Investments
   Net Realized Gain from Investment Transactions                                109,880
   Net Change in Unrealized Appreciation/Depreciation on Investments              89,778
                                                                         ---------------
Net Realized and Unrealized Gain on Investments                                  199,658
                                                                         ---------------
Net Increase in Net Assets from Operations                               $       633,974
                                                                          ==============


                  See Notes to Financial Statements on Page 12

Intermediate Tax Free Portfolio

Statements of Changes in Net Assets

                                                                                  For the            For the
                                                                             six months ended      year ended
                                                                              March 31, 1998+   September 30, 1997
                                                                             ----------------   ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                      $       434,316    $       992,177
   Net Realized Gain from Investment Transactions                                     109,880            692,950
   Net Change in Unrealized Appreciation/Depreciation on Investments                   89,778            (90,805)
                                                                              ---------------    ---------------
Net Increase in Net Assets from Operations                                            633,974          1,594,322
                                                                              ---------------    ---------------
Capital Transactions
   Proceeds from Capital Invested                                                   8,802,773          7,698,778
   Value of Capital Withdrawn                                                      (3,658,689)       (12,929,481)
                                                                              ---------------    ---------------
Net Increase (Decrease) in Net Assets from Capital Transactions                     5,144,084         (5,230,703)
                                                                              ---------------    ---------------
Total Increase (Decrease) in Net Assets                                             5,778,058         (3,636,381)
Net Assets
Beginning of Period                                                                18,383,020         22,019,401
                                                                              ---------------    ---------------
End of Period                                                                 $    24,161,078    $    18,383,020
                                                                              ===============    ===============


-------------------------------------------------------------------------------


Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Intermediate Tax Free Portfolio.

                                                                                                          For the years ended
                                               For the six         For the           For the period           December 31,
                                               months ended       year ended       January 1, 1996 to    ----------------------
                                              March 31, 1998+  September 30, 1997  September 30, 1996*    1995    1994    1993
                                              ---------------  ------------------  -------------------   ------  ------  ------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)        $24,161            $18,383              $22,019      $22,253 $25,326 $31,745
   Ratios to Average Net Assets:
      Net Investment Income                           4.32%**            4.62%                4.64%**      4.97%   4.58%   4.29%
      Expenses                                        0.45%**            0.45%                0.45%**      0.45%   0.45%   0.45%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust                                 0.12%**            0.11%                0.14%**      0.08%   0.14%   0.18%
   Portfolio Turnover Rate                              49%               171%                 130%          95%    118%     40%

----------
* The Board of Trustees approved the change of the fiscal year from December 31 to September 30.
** Annualized.
+  Unaudited

                  See Notes to Financial Statements on Page 12

Intermediate Tax Free Portfolio

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies
A.  Organization
The Intermediate Tax Free Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on July 20, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation
The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. Securities for which quotations are not available are stated at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C.  Security Transactions and Investment Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. Amounts owed under the Administration and Services Agreement amounted to $937 as of March 31, 1998.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of .40% of the Portfolio's average daily net assets. Accrued advisory fees amounted to $5,466, net of reimbursable expenses of $2,033 as of March 31, 1998.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to .45% of the average daily net assets of the Portfolio. For the six months ended March 31, 1998, expenses of the Portfolio have been reduced by $12,155.

Certain officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc., distributor of the BT Investment Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively (the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A quarterly commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and is apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended March 31, 1998.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 1998 were $11,789,994 and $8,481,644, respectively. Payable for securities purchased amounted to $1,082,191 at March 31, 1998.

For federal income tax purposes, the tax basis of investments held at March 31, 1998 was $24,222,463.

The aggregate gross unrealized appreciation for all investments was $725,206, and the aggregate gross unrealized depreciation for all investments was $16,692.

Note 4--Net Assets
On March 31, 1998, net assets consisted of:

   Paid in Capital                             $23,452,564
   Net Unrealized Appreciation on Investments      708,514
                                               -----------
                                               $24,161,078
                                               ===========

BT INVESTMENT FUNDS
INTERMEDIATE TAX FREE FUND








Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897


Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105


Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022


                             ----------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This must be preceded or accompanied by a current prospectus for the Fund.
                             ----------------------


                                                             STA467100 (5/98)